                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-05593



In "Appendix III: GMIB Examples" on page 53 under Example 1, the number in item
(3) should be $179,085.


The table below replaces the table shown in the prospectus in "Appendix IV:
Example of Payments Under the IRA Assured Payment Option and IRA APO Plus" on page 54.

                                 ANNUAL PAYMENTS

                                             ILLUSTRATIVE        ILLUSTRATIVE
         GUARANTEED INCREASING PAYMENTS        PAYMENTS            PAYMENTS
                  UNDER THE                     UNDER               UNDER
YEARS      IRA ASSURED PAYMENT OPTION     IRA APO PLUS AT 0%   IRA APO PLUS AT 8%
-----    ------------------------------   ------------------   ------------------
 1-3               $7,048.32                  $7,048.32           $7,048.32
 4-6                7,753.15                   7,336.45            7,651.36
 7-9                8,528.47                   7,697.60            8,445.37
10-12               9,381.31                   8,064.34            9,261.17
13-15              10,319.45                   8,393.22           10,046.61
  16               11,351.39                   8,628.84           10,733.48